Summary of Significant Accounting Policies (Details 3)	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield (per share)	0.00%	0.00%
Risk-free interest rate:	0.74%	1.30%
Expected term	5 years	4 years 1 month 17 days
Expected volatility rate	21.41%	18.10%
Assumed acquisition date	Aug. 18, 2014	Aug. 18, 2014
Estimated probability of acquisition success	61.30%	61.20%